Investment Risks - Risk Nondiversified Status [Member]	May 01, 2025
Global Emerging Markets Account
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal Capital Appreciation Account
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.